                                    MONEY
                                   MARKET (BAR LOGO)
                                     FUND

                    [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth





                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 28, 2002



                                (HERITAGE LOGO)

                                                                  March 25, 2002

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the six months ended February 28, 2002.

     Over this period, money markets were driven mainly by the actions of the Federal Reserve's Open Market Committee, which lowered its target federal funds rate by 1.75% in four moves between September 17th and the end of 2001. Made in an attempt to help stimulate economic growth and provide liquidity after the events of September 11, these cuts brought the federal funds rate to 1.75%, its lowest level since 1961. These cuts also helped push rates in all major money market sectors lower, and were the major contributor to the decline in the Fund's yield. Over this reporting period, the Fund's seven-day current yield declined from a level of 3.06%* on September 1, 2001 to 1.24%* on February 28, 2002.

     At the end of the period, 58.6% of the Fund's net assets were invested in short-term obligations issued by government agencies, including Fannie Mae, Freddie Mac and the Federal Home Loan Bank, 17.8% of the Fund's net assets were invested in U.S. Treasuries, and 20.2% of the Fund's net assets were invested in commercial paper rated A-1 or better by Standard & Poor's Ratings Group. This exceeds the standards necessary to retain the Fund's AAAm rating from Standard & Poor's Ratings Group.**

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ Richard K. Riess

                                          Richard K. Riess
                                          President
---------------

* This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard and Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity and management. Ratings are subject to change and do not remove market risk from your investment.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
COMMERCIAL PAPER--20.2%(A)
DOMESTIC--13.3%
  COSMETICS & PERSONAL CARE--0.8%
$  26,600,000  Kimberly-Clark Corporation,
                 1.74%, 03/08/02...........   $  26,591,000
   11,500,000  Kimberly-Clark Corporation,
                 1.75%, 03/18/02...........      11,490,497
                                             --------------
                                                 38,081,497
                                             --------------
  FINANCIAL INSTITUTIONS--1.5%
   30,000,000  Private Export Funding
                 Corporation, 1.85%,
                 05/14/02..................      29,885,917
   35,000,000  Private Export Funding
                 Corporation, 1.80%,
                 06/04/02..................      34,833,750
   15,000,000  Private Export Funding
                 Corporation, 1.65%,
                 07/11/02..................      14,909,250
                                             --------------
                                                 79,628,917
                                             --------------
  OFFICE & BUSINESS EQUIPMENT--2.0%
  100,000,000  Pitney Bowes, Inc., 1.75%,
                 03/06/02..................      99,975,694
                                             --------------
  OIL & GAS--3.0%
   50,000,000  Chevron UK Investment PLC,
                 2.05%, 03/18/02...........      49,951,597
   50,000,000  Chevron UK Investment PLC,
                 1.83%, 03/05/02...........      49,989,833
   50,000,000  ChevronTexaco Corporation,
                 1.78%, 04/22/02...........      49,871,445
                                             --------------
                                                149,812,875
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
COMMERCIAL PAPER (CONTINUED)
  PHARMACEUTICALS--6.0%
   50,000,000  Abbott Laboratories, 1.71%,
                 04/10/02..................      49,905,000
   50,000,000  Abbott Laboratories, 1.78%,
                 04/24/02..................      49,866,500
   50,000,000  Abbott Laboratories, 1.76%,
                 03/12/02..................      49,973,111
   90,000,000  Merck & Company, Inc.,
                 1.76%, 04/05/02...........      89,846,000
   60,000,000  Merck & Company, Inc.,
                 1.77%, 04/29/02...........      59,825,950
                                             --------------
                                                299,416,561
                                             --------------
Total Domestic (cost $666,915,544).........     666,915,544
                                             --------------
FOREIGN--6.9%(B)
  FOOD--3.0%
   40,900,000  Nestle Capital Corporation,
                 1.79%, 05/21/02...........      40,735,275
  109,100,000  Nestle Capital Corporation,
                 1.79%, 05/28/02...........     108,622,627
                                             --------------
                                                149,357,902
                                             --------------
  GOVERNMENT OBLIGATIONS & AGENCIES--3.9%
   42,700,000  The Canadian Wheat Board,
                 1.85%, 03/07/02...........      42,686,834
   25,000,000  The Canadian Wheat Board,
                 1.78%, 04/10/02...........      24,950,556
   30,000,000  The Canadian Wheat Board,
                 1.76%, 04/22/02...........      29,923,733
  100,000,000  Export Development
                 Corporation, 1.76%,
                 04/15/02..................      99,780,000
                                             --------------
                                                197,341,123
                                             --------------
Total Foreign (cost $346,699,025)..........     346,699,025
                                             --------------
Total Commercial Paper (cost
  $1,013,614,569)..........................   1,013,614,569
                                             --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
U.S. AGENCY SECURITIES--58.6%(A)
$  55,000,000  Fannie Mae, 1.85%,
                 04/01/02..................   $  54,812,924
   75,000,000  Fannie Mae, 3.72%,
                 03/08/02..................      74,945,750
   50,000,000  Fannie Mae, 3.19%,
                 03/07/02..................      49,973,417
  122,266,000  Fannie Mae, 3.19%,
                 05/24/02..................     121,355,933
   18,800,000  Fannie Mae, 2.20%,
                 04/19/02..................      18,743,704
   99,000,000  Fannie Mae, 2.20%,
                 04/11/02..................      98,751,950
  150,000,000  Fannie Mae, 1.88%,
                 05/09/02..................     149,460,938
  100,000,000  Fannie Mae, 1.68%,
                 03/14/02..................      99,939,514
  100,000,000  Fannie Mae, 1.69%,
                 04/10/02..................      99,812,778
   75,000,000  Fannie Mae, 1.67%,
                 04/10/02..................      74,860,833
  100,000,000  Fannie Mae, 1.78%,
                 06/24/02..................      99,431,389
   74,628,000  Federal Home Loan Bank,
                 2.19%, 04/03/02...........      74,478,184
   95,000,000  Federal Home Loan Bank,
                 2.19%, 04/10/02...........      94,768,833
  100,000,000  Federal Home Loan Bank,
                 1.71%, 03/15/02...........      99,933,500
  125,000,000  Federal Home Loan Bank,
                 1.70%, 04/05/02...........     124,793,403
  120,000,000  Federal Home Loan Bank,
                 1.66%, 03/13/02...........     119,933,600
   84,000,000  Federal Home Loan Bank,
                 1.81%, 08/08/02...........      83,324,267
  100,000,000  Federal Home Loan Bank,
                 1.71%, 03/06/02...........      99,976,250
  100,000,000  Federal Home Loan Bank,
                 1.72%, 05/03/02...........      99,699,000
  100,000,000  Federal Home Loan Bank,
                 1.73%, 05/08/02...........      99,673,222
   55,090,000  Freddie Mac, 3.33%,
                 03/18/02..................      55,003,501

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
U.S. AGENCY SECURITIES (CONTINUED)
   86,875,000  Freddie Mac, 3.33%,
                 03/18/02..................      86,738,594
   75,000,000  Freddie Mac, 2.34%,
                 03/28/02..................      74,868,375
  100,000,000  Freddie Mac, 1.68%,
                 04/04/02..................      99,841,333
  100,000,000  Freddie Mac, 1.67%,
                 04/11/02..................      99,809,806
   50,000,000  Freddie Mac, 1.60%,
                 07/18/02..................      49,691,111
  100,000,000  Freddie Mac, 1.57%,
                 04/11/02..................      99,821,194
   54,266,000  Freddie Mac, 1.60%,
                 04/11/02..................      54,167,115
   45,000,000  Freddie Mac, 1.69%,
                 04/18/02..................      44,898,600
   50,000,000  Freddie Mac, 1.69%,
                 04/25/02..................      49,870,903
  100,000,000  Freddie Mac, 1.69%,
                 04/25/02..................      99,741,806
  150,000,000  Freddie Mac, 1.87%,
                 08/28/02..................     148,597,500
   45,000,000  Freddie Mac, 1.82%,
                 08/05/02..................      44,642,825
  100,000,000  Student Loan Marketing
                 Association, 1.83%,
                 08/15/02..................     100,000,000
                                             --------------
Total U.S. Agency Securities
  (cost $2,946,362,052)....................   2,946,362,052
                                             --------------
U.S. TREASURIES--17.8%(A)
  100,000,000  United States Treasury Bill,
                 1.69%, 04/04/02...........      99,840,861
  300,000,000  United States Treasury Bill,
                 1.69%, 04/04/02...........     299,522,584
  300,000,000  United States Treasury Bill,
                 1.72%, 05/02/02...........     299,111,333
  200,000,000  United States Treasury Bill,
                 1.72%, 05/23/02...........     199,206,889
                                             --------------
Total U.S. Treasuries (cost
  $897,681,667)............................     897,681,667
                                             --------------
Total Investment Portfolio excluding
  repurchase agreement (cost
  $4,857,658,288)..........................   4,857,658,288
                                             --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
REPURCHASE AGREEMENT--3.7%(A)

Repurchase Agreement with State Street Bank
and Trust Company, dated February 28, 2002
@ 1.81% to be repurchased at $185,026,302
on March 01, 2002, collateralized by
$47,505,000 United States Treasury Bonds,
13.25% due May 15, 2011, $88,600,000 United
States Treasury Bonds, 8.125% due August
15, 2021, (market value $188,911,875
including interest) (cost $185,017,000)....     185,017,000
                                             --------------
TOTAL INVESTMENT PORTFOLIO
  (cost $5,042,675,288)(c), 100.3%(a)......   5,042,675,288
OTHER ASSETS AND LIABILITIES, net,
  (0.3%)(a)................................     (13,303,069)
                                             --------------
NET ASSETS, 100.0%.........................  $5,029,372,219
                                             ==============
CLASS A SHARES
Net asset value, offering and redemption
price per share, ($5,022,122,735 divided by
5,021,916,286 shares outstanding)..........           $1.00
                                             ==============
CLASS B SHARES
Net asset value, offering and redemption
price per share, ($3,741,660 divided by
3,741,245 shares outstanding)..............           $1.00
                                             ==============
CLASS C SHARES
Net asset value, offering and redemption
price per share, ($3,507,824 divided by
3,507,481 shares outstanding)..............           $1.00
                                             ==============
---------------
(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax
    purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                       $64,581,538
Expenses (Notes 1 and 4):
  Management fee............................................    $10,173,406
  Distribution fee (Class A Shares).........................      3,691,801
  Distribution fee (Class B Shares).........................          3,175
  Distribution fee (Class C Shares).........................          2,556
  Shareholder servicing fees................................      3,007,939
  State qualification expenses..............................        189,137
  Custodian fee.............................................        188,482
  Reports to shareholders...................................        108,178
  Professional fees.........................................         45,402
  Fund accounting fee.......................................         30,711
  Federal registration expense..............................         24,415
  Insurance.................................................          9,285
  Trustees' fees and expenses...............................          6,231
  Other.....................................................         10,770
                                                                -----------
        Total expenses......................................                        17,491,488
                                                                                   -----------
Net investment income from operations.......................                       $47,090,050
                                                                                   ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED          FOR THE
                                                              FEBRUARY 28, 2002     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2001
                                                              -----------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................   $   47,090,050     $  205,980,718
Distributions to shareholders from:
    Net investment income Class A Shares, ($0.009 and $0.048
      per share, respectively)..............................      (46,536,075)      (205,832,185)
    Net investment income Class B Shares, ($0.009 and $0.048
      per share, respectively)..............................          (40,758)           (62,102)
    Net investment income Class C Shares, ($0.009 and $0.048
      per share, respectively)..............................          (32,139)           (86,431)
Increase in net assets from Fund share transactions (Note
  2)........................................................      265,379,671        871,299,950
                                                               --------------     --------------
Increase in net assets......................................      265,860,749        871,299,950
Net assets, beginning of period.............................    4,763,511,470      3,892,211,520
                                                               --------------     --------------
Net assets, end of period...................................   $5,029,372,219     $4,763,511,470
                                                               ==============     ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                      CLASS A SHARES
                                                              --------------------------------------------------------------
                                                              FOR THE SIX-
                                                              MONTH PERIOD
                                                                 ENDED                     FOR THE YEARS ENDED
                                                              FEBRUARY 28,                      AUGUST 31,
                                                                  2002        ----------------------------------------------
                                                              (UNAUDITED)      2001      2000      1999      1998      1997
                                                              ------------    ------    ------    ------    ------    ------
Net asset value, beginning of period........................     $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                 ------       ------    ------    ------    ------    ------
Income from Investment Operations:
  Net investment income(a)..................................      0.009        0.048     0.053     0.044     0.049     0.047(b)
Less Distributions:
  Dividends from net investment income and net realized
    gains(a)................................................     (0.009)      (0.048)   (0.053)   (0.044)   (0.049)   (0.047)
                                                                 ------       ------    ------    ------    ------    ------
Net asset value, end of period..............................     $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                                 ======       ======    ======    ======    ======    ======
Total Return(%).............................................       0.94(c)      4.87      5.43      4.46      4.99      4.85
Ratios(%)/Supplemental Data:
  Operating expenses, net, to average daily net assets......       0.71(d)      0.72      0.72      0.73      0.75      0.76(b)
  Net investment income to average daily net assets.........       1.89(d)      4.69      5.31      4.37      4.88      4.74(b)
  Net assets, end of period ($ millions)....................      5,022        4,757     3,890     3,106     2,492     2,016

---------------

(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A Shares.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                  CLASS B SHARES                    CLASS C SHARES
                                                 ------------------------------------------------   ------------
                                                 FOR THE SIX-                                       FOR THE SIX-
                                                 MONTH PERIOD                                       MONTH PERIOD
                                                    ENDED              FOR THE YEARS ENDED             ENDED
                                                 FEBRUARY 28,              AUGUST 31,               FEBRUARY 28,
                                                     2002       ---------------------------------       2002
                                                 (UNAUDITED)     2001     2000     1999    1998+    (UNAUDITED)
                                                 ------------   ------   ------   ------   ------   ------------
Net asset value, beginning of period...........     $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                                    ------      ------   ------   ------   ------      ------
Income from Investment Operations:
  Net investment income(a).....................      0.009       0.048    0.053    0.044    0.027       0.009
Less Distributions:
  Dividends from net investment income and net
    realized gains(a)..........................     (0.009)     (0.048)  (0.053)  (0.044)  (0.027)     (0.009)
                                                    ------      ------   ------   ------   ------      ------
Net asset value, end of period.................     $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00      $ 1.00
                                                    ======      ======   ======   ======   ======      ======
Total Return(%)................................       0.94(c)     4.87     5.43     4.46     2.70(c)     0.94(c)
Ratios(%)/Supplemental Data:
  Operating expenses, net, to average daily net
    assets.....................................       0.71(d)     0.72     0.72     0.73     0.75(d)     0.71(d)
  Net investment income to average daily net
    assets.....................................       1.93(d)     4.40     5.25     4.37     4.86(d)     1.89(d)
  Net assets, end of period ($ millions).......          4           4        1        1       --           4

                                                             CLASS C SHARES
                                                 ------------------------------------------

                                                            FOR THE YEARS ENDED
                                                                 AUGUST 31,
                                                 ------------------------------------------
                                                  2001     2000     1999     1998     1997
                                                 ------   ------   ------   ------   ------
Net asset value, beginning of period...........  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                 ------   ------   ------   ------   ------
Income from Investment Operations:
  Net investment income(a).....................   0.048    0.053    0.044    0.049    0.047
Less Distributions:
  Dividends from net investment income and net
    realized gains(a)..........................  (0.048)  (0.053)  (0.044)  (0.049)  (0.047)(b)
                                                 ------   ------   ------   ------   ------
Net asset value, end of period.................  $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                 ======   ======   ======   ======   ======
Total Return(%)................................    4.87     5.43     4.46     4.99     4.85
Ratios(%)/Supplemental Data:
  Operating expenses, net, to average daily net
    assets.....................................    0.72     0.72     0.73     0.75     0.77(b)
  Net investment income to average daily net
    assets.....................................    4.63     5.19     4.37     4.87     4.72(b)
  Net assets, end of period ($ millions).......       2        1        3        3        1

---------------

  + For the period January 2, 1998 (commencement of Class B Shares) to August
    31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class C Shares.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares, which may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. Class A, Class B and Class C Shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 2002, there was an unlimited number of shares of beneficial interest of no par value authorized.

       Transactions in Class A, B and C Shares and dollars of the Fund during the six-month period ended February 28, 2002 at a net asset value of $1.00 per share, were as follows:

                                                                            A SHARES          B SHARES       C SHARES
                                                                         ---------------     ----------     -----------
        Shares sold.................................................       7,567,802,000      3,040,690       3,236,854
        Shares issued on reinvestment of distributions..............          59,116,307         28,492          35,816
        Shares redeemed.............................................      (7,362,710,353)    (3,120,381)     (2,049,754)
                                                                         ---------------     ----------     -----------
          Net increase (decrease)...................................         264,207,954        (51,199)      1,222,916
        Shares outstanding:
          Beginning of period.......................................       4,757,708,332      3,792,444       2,284,565
                                                                         ---------------     ----------     -----------
          End of period.............................................       5,021,916,286      3,741,245       3,507,481
                                                                         ===============     ==========     ===========

       Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2001 at a net asset value of $1.00 per share, were as follows:

                                                                            A SHARES          B SHARES       C SHARES
                                                                         ---------------     ----------     -----------
        Shares sold.................................................      15,327,966,699      5,779,105       5,397,315
        Shares issued on reinvestment of distributions..............         194,853,601         50,930          77,424
        Shares redeemed.............................................     (14,655,337,303)    (2,871,988)     (4,615,833)
                                                                         ---------------     ----------     -----------
          Net increase (decrease)...................................         867,482,997      2,958,047         858,906
        Shares outstanding:
          Beginning of year.........................................       3,890,225,335        834,397       1,425,659
                                                                         ---------------     ----------     -----------
          End of year...............................................       4,757,708,332      3,792,444       2,284,565
                                                                         ===============     ==========     ===========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2002, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $10,942,573,793 and $12,062,607,000, respectively. Purchases and sales/maturities of U.S. Government obligations, aggregated $9,458,023,204 and $8,113,813,050, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

     FUND'S AVERAGE           MANAGEMENT
    DAILY NET ASSETS           FEE RATE
------------------------      ----------
First $500 million              0.500%
Next $500 million               0.475%
Next $500 million               0.450%
Next $500 million               0.425%
Next $500 million               0.400%
Next $2.5 billion               0.375%
Next $5.0 billion               0.360%
Greater than $10 billion        0.350%

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       The amount payable to the Manager as of February 28, 2002 was $1,745,878. Pursuant to a contractual agreement dated January 2, 2002, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed .74% of the average daily net assets for the fiscal year ending August 31, 2002. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2002.

       The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $3,007,939 for Shareholder Servicing fees and $30,711 for Fund Accounting services, of which $992,925 and $10,400 were payable as of February 28, 2002, respectively.

       Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $3,320, $79,127 and $1,804 in contingent deferred sales charges for Class A, Class B and Class C Shares, respectively during the six-month period ended February 28, 2002.

       Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2002 was $576,448. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the six-month period ended February 28, 2002, the Fund paid the Trustees an aggregate amount of $5,596 in fees.

Note 5: FEDERAL INCOME TAXES. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistributed net investment income and accumulated net realized loss accounts are made to reflect income and gains available for distribution under federal tax regulations. As of August 31, 2001, the Fund has net tax basis capital loss carryforwards in the aggregate of $289,590. No capital loss carryforwards were utilized in the fiscal year ended August 31, 2001. Capital loss carryforwards in the amount of $8,166, $6,037, $235,118, $33,722 and $6,547 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, 2005 and 2009, respectively.

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                     -   HERITAGE CASH TRUST
                             MUNICIPAL MONEY MARKET FUND
                     -   HERITAGE CAPITAL APPRECIATION
                         TRUST
                     -   HERITAGE GROWTH AND INCOME TRUST
                     -   HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                     -   HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             EAGLE INTERNATIONAL EQUITY
                               PORTFOLIO
                             GROWTH EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus for that Fund.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

355M 2/02 (LOGO) Printed on recycled paper AR5361SMM